8. Other receivables (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Receivables
At the beginning of the year	R$ (16)	R$ (12)	R$ (7)
Allowance booked for the year		(4)	(9)
Write-off of other receivables	5	13
Deconsolidation Via Varejo	(4)
Assets held for sale and discontinued operations		(13)	4
At the end of the year	R$ (15)	R$ (16)	R$ (12)